Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 248,677	₩ 216,241	₩ 216,241
Dividends received	14,132	1,170	10,011
Handset purchanse amounting	2,148,060	2,058,356	2,044,540
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	170,937	146,100	219,150
Handset purchanse amounting	199	267	481
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividend declared	10,716	18,749	11,955
Handset purchanse amounting	8,356	12,511	13,864
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Handset purchanse amounting	996,910	961,167	₩ 1,043,902
Yongin SK Academy [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received		₩ 70,495
SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received	9,637
Handset purchanse amounting	18,861
SK China Company Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	₩ 131,141